ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable
Accounts receivable, net is summarized as follows:

	December 31, 2021	December 31, 2020
Accounts receivable	$3,523,543	$1,584,448
Less: provision for doubtful accounts	(1,475,983)	(1,121,115)
Accounts receivable, net	$2,047,560	$463,333

The changes in the provision for doubtful accounts are as follows:

	For the Years Ended December 31,
	2021	2020	2019
Balance at the beginning of the year	$1,121,115	$874,355	$-
Additions	391,189	92,009	946,590
Write-off	(86,170)	-	(51,418)
Foreign exchange	49,849	154,751	(20,817)
Balance at the end of the year	$1,475,983	$1,121,115	$874,355